Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets:
Cash and cash equivalents	$ 405	$ 0	$ 0
Accounts receivable	2,259	2,035	1,944
Inventories	466	435	452
Current portion of contract assets	1,052	820	723
Other current assets	436	414	417
Current portion of derivative instruments	270	421	91
Total current assets	4,888	4,125	3,627
Property, plant and equipment	11,780	11,143	10,749
Intangible assets	7,205	7,244	7,130
Investments	2,134	2,561	2,174
Derivative instruments	1,339	953	1,708
Contract assets	535	413	354
Other long-term assets	132	143	156
Deferred tax assets	0	3	8
Goodwill	3,905	3,905	3,905
Total assets	31,918	30,490	29,811
Current liabilities:
Bank advances	0	6	71
Short-term borrowings	2,255	1,585	800
Accounts payable and accrued liabilities	3,052	2,931	2,783
Income tax payable	177	62	186
Other current liabilities	132	132	285
Contract liabilities	233	278	302
Current portion of long-term debt	900	1,756	750
Current portion of derivative instruments	87	133	22
Total current liabilities	6,836	6,883	5,199
Provisions	35	35	33
Long-term debt	13,390	12,692	15,330
Derivative instruments	22	147	118
Other long-term liabilities	546	613	562
Deferred tax liabilities	2,910	2,624	2,285
Total liabilities	23,739	22,994	23,527
Shareholders' equity	8,179	7,496	6,284
Total liabilities and shareholders' equity	$ 31,918	$ 30,490	$ 29,811